Share-based compensation - Schedule of Share Options and Other Equity Instruments (Details)	12 Months Ended
	Dec. 31, 2024 shares year share yr $ / shares	Dec. 31, 2024 shares year share yr $ / shares SFr / shares	Dec. 31, 2023 year shares share $ / shares	Dec. 31, 2023 year shares share SFr / shares $ / shares	Dec. 31, 2022 $ / shares
Class A
Share Options [Abstract]
Share options outstanding at beginning of period (in shares)	9,102,323	9,102,323	11,248,314	11,248,314
Weighted average exercise price of share options outstanding in share-based payment arrangement (in USD per share) | $ / shares	$ 4.13	$ 4.13	$ 3.46	$ 3.46	$ 3.83
Share options granted (in shares) | share	0	0	0	0
Share options forfeited (in shares)	(3,940)	(3,940)	(7,500)	(7,500)
Weighted average exercise price of share options forfeited in share-based payment arrangement (USD per share) | SFr / shares		$ 11.69		$ 0.11
Share options exercised (in shares)	(4,588,738)	(4,588,738)	(2,138,491)	(2,138,491)
Weighted average exercise price of share options exercised in share-based payment arrangement (USD per share) | $ / shares	$ 5.92		$ 5.42
Share options outstanding at end of period (in shares)	4,509,645	4,509,645	9,102,323	9,102,323
Weighted average remaining contractual life of outstanding share options	4 months 24 days	4 months 24 days	7 months 6 days	7 months 6 days
Maximum term of awards granted | year	0.8	0.8	1.5	1.5
Share options exercisable (in shares)	4,509,645	4,509,645	9,102,323	9,102,323
Weighted average exercise price of share options exercisable in share-based payment arrangement (USD per share) | $ / shares	$ 4.13	$ 4.13	$ 3.46	$ 3.46
Class B
Share Options [Abstract]
Share options outstanding at beginning of period (in shares) | share	15,812,500	15,812,500	15,812,500	15,812,500
Weighted average exercise price of share options outstanding in share-based payment arrangement (in USD per share) | $ / shares	$ 0.77	$ 0.77	$ 0.77	$ 0.77	$ 0.77
Share options granted (in shares) | share	0	0	0	0
Share options forfeited (in shares) | share	0	0	0	0
Share options exercised (in shares) | share	0	0	0	0
Share options outstanding at end of period (in shares) | share	15,812,500	15,812,500	15,812,500	15,812,500
Weighted average remaining contractual life of outstanding share options	0 years	0 years	0 years	0 years
Share options exercisable (in shares) | share	15,812,500	15,812,500	15,812,500	15,812,500
Weighted average exercise price of share options exercisable in share-based payment arrangement (USD per share) | $ / shares	$ 0.77	$ 0.77	$ 0.77	$ 0.77
Restricted share units (RSU)
Share Options [Abstract]
Maximum term of awards granted	3.0	3.0	2.2	2.2
Other Equity Instruments [Abstract]
Other equity instruments outstanding at beginning of period (in shares)	849,504	849,504	75,496	75,496
Instruments granted (in shares)	629,831	629,831	966,480	966,480
Other equity instruments forfeited (in shares)	(71,220)	(71,220)	(57,724)	(57,724)
Other equity instruments exercised (in shares)	(519,510)	(519,510)	(134,748)	(134,748)
Other equity instruments outstanding at end of period (in shares)	888,605	888,605	849,504	849,504
Weighted average contractual life remaining | year	0.9	0.9	1.0	1.0
Other equity instruments exercisable (in shares)	2,000	2,000	39,705	39,705
Performance share units (PSU)
Share Options [Abstract]
Maximum term of awards granted	2.2	2.2	2.2	2.2
Other Equity Instruments [Abstract]
Other equity instruments outstanding at beginning of period (in shares)	1,067,215	1,067,215	37,808	37,808
Instruments granted (in shares)	834,743	834,743	1,034,815	1,034,815
Other equity instruments forfeited (in shares)	(21,962)	(21,962)	(5,408)	(5,408)
Other equity instruments exercised (in shares)	0	0	0	0
Other equity instruments outstanding at end of period (in shares)	1,879,996	1,879,996	1,067,215	1,067,215
Weighted average contractual life remaining | year	1.1	1.1	1.7	1.7
Other equity instruments exercisable (in shares)	0	0	0	0